Not FDIC Insured May Lose Value No Bank Guarantee
1105-Q1PH

Schedule of Investments
(unaudited)
Franklin High Income Fund 2
Notes to Schedule of Investments 14

Franklin High Income Trust
Schedule of Investments (unaudited), August 31, 2022
Franklin High Income Fund
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 0.6%
Machinery 0.6%
a
Birch Permian Holdings, Inc. ............................. United States 78,499 $ 1,687,728
a
Birch Permian Holdings, Inc. ............................. United States 611,911 13,079,598
14,767,326
Oil, Gas & Consumable Fuels 0.0%
†
a,b
Alpha Natural Resources LLC ............................ United States 25,000,000 —
a
Amplify Energy Corp. .................................. United States 8,816 65,679
California Resources Corp. .............................. United States 1,425 71,193
c
Chesapeake Energy Corp. .............................. United States 6,871 690,467
a,b,d
Nine Point Energy LLC ................................. United States 46,695,277 —
a,b,d
Riviera Resources, Inc. ................................. United States 149,317 —
827,339
Total Common Stocks (Cost $61,963,622) ......................................
15,594,665
Warrants
Warrants 0.1%
Metals & Mining 0.0%
†
a
Alpha Metallurgical Resources, Inc., 7/26/23 ................. US 5,033 633,453
Oil, Gas & Consumable Fuels 0.1%
b
Battalion Oil Corp., A, 10/08/22 ........................... United States 21,046 —
b
Battalion Oil Corp., B, 10/08/22 ........................... United States 26,308 —
b
Battalion Oil Corp., C, 10/08/22 ........................... United States 33,825 —
a
California Resources Corp., 10/27/24 ...................... United States 3,278 60,152
b
Chaparral Energy, Inc., 10/01/24 .......................... United States 13 —
b
Chaparral Energy, Inc., 10/01/25 .......................... United States 13 —
a
Chesapeake Energy Corp., 2/09/26 ........................ United States 12,966 1,045,189
1,105,341
Total Warrants (Cost $5,562,809) ..............................................
1,738,794
Principal
Amount
*
Convertible Bonds 0.0%
†
Wireless Telecommunication Services 0.0%
†
e,f,g
Digicel Group Holdings Ltd. , Sub. Bond , 144A, PIK, 7% , Perpetual Bermuda 435,937 178,843
Total Convertible Bonds (Cost $120,692) .......................................
178,843
Corporate Bonds 91.4%
Airlines 1.3%
g
American Airlines Inc/AAdvantage Loyalty IP Ltd. ,
Senior Secured Note, 144A, 5.5%, 4/20/26 ................ United States 17,000,000 16,195,220
Senior Secured Note, 144A, 5.75%, 4/20/29 ............... United States 2,000,000 1,807,980
g
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note , 144A,
4.75% , 10/20/28 ..................................... United States 10,200,000 9,750,002
g
United Airlines, Inc. ,
Senior Secured Note, 144A, 4.375%, 4/15/26 .............. United States 2,700,000 2,465,343
Senior Secured Note, 144A, 4.625%, 4/15/29 .............. United States 5,500,000 4,833,125
35,051,670
Auto Components 1.8%
g
Allison Transmission, Inc. , Senior Bond , 144A, 3.75% , 1/30/31 ... United States 5,400,000 4,382,505
g
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625% ,
10/15/29 .......................................... United States 16,500,000 12,890,625

Franklin High Income Trust
Schedule of Investments (unaudited)
Franklin High Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Auto Components (continued)
Goodyear Tire & Rubber Co. (The) ,
Senior Note, 9.5%, 5/31/25 ............................ United States 9,100,000 $ 9,520,784
Senior Note, 5%, 7/15/29 ............................. United States 15,000,000 13,465,500
g
Real Hero Merger Sub 2, Inc. , Senior Note , 144A, 6.25% , 2/01/29 . United States 7,000,000 5,698,022
45,957,436
Automobiles 0.7%
g
Jaguar Land Rover Automotive plc , Senior Note , 144A, 5.5% ,
7/15/29 ........................................... United Kingdom 25,000,000 17,569,489
Banks 0.6%
f
JPMorgan Chase & Co. , R , Junior Sub. Bond , 6% to 7/31/23, FRN
thereafter , Perpetual ................................. United States 15,000,000 14,708,250
Beverages 0.4%
g
Primo Water Holdings, Inc. , Senior Note , 144A, 4.375% , 4/30/29 .. Canada 11,500,000 9,850,164
Biotechnology 0.5%
g
Horizon Therapeutics USA, Inc. , Senior Note , 144A, 5.5% , 8/01/27 United States 13,000,000 12,474,865
Building Products 2.6%
g
Advanced Drainage Systems, Inc. , Senior Note , 144A, 6.375% ,
6/15/30 ........................................... United States 9,100,000 8,814,096
g
Camelot Return Merger Sub, Inc. , Senior Secured Note , 144A,
8.75% , 8/01/28 ..................................... United States 15,400,000 14,003,836
g
Cornerstone Building Brands, Inc. , Senior Note , 144A, 6.125% ,
1/15/29 ........................................... United States 2,000,000 1,366,101
g
Eco Material Technologies, Inc. , Senior Secured Note , 144A,
7.875% , 1/31/27 ..................................... United States 10,500,000 9,807,462
g
JELD-WEN, Inc. ,
Senior Note, 144A, 4.625%, 12/15/25 .................... United States 7,600,000 6,546,830
Senior Note, 144A, 4.875%, 12/15/27 .................... United States 7,800,000 6,057,519
g
Oscar AcquisitionCo LLC / Oscar Finance, Inc. , Senior Note , 144A,
9.5% , 4/15/30 ...................................... United States 2,800,000 2,442,242
g
Standard Industries, Inc. ,
Senior Bond, 144A, 5%, 2/15/27 ........................ United States 5,000,000 4,578,900
Senior Bond, 144A, 4.75%, 1/15/28 ...................... United States 9,200,000 8,057,438
Senior Bond, 144A, 4.375%, 7/15/30 ..................... United States 6,800,000 5,407,564
67,081,988
Capital Markets 0.2%
g
Jane Street Group / JSG Finance, Inc. , Senior Secured Note , 144A,
4.5% , 11/15/29 ...................................... United States 5,700,000 5,176,313
Chemicals 3.7%
e,g
Anagram International, Inc. / Anagram Holdings LLC , Secured Note ,
144A, PIK, 10% , 8/15/26 .............................. United States 1,706,906 1,676,724
g
ASP Unifrax Holdings, Inc. ,
Senior Note, 144A, 7.5%, 9/30/29 ....................... United States 4,200,000 3,077,879
Senior Secured Note, 144A, 5.25%, 9/30/28 ............... United States 5,500,000 4,420,265
g
Axalta Coating Systems LLC , Senior Note , 144A, 3.375% , 2/15/29 United States 3,600,000 2,989,100
g
Braskem Idesa SAPI , Senior Secured Bond , 144A, 6.99% , 2/20/32 Mexico 4,100,000 3,184,060
g
Consolidated Energy Finance SA , Senior Note , 144A, 5.625% ,
10/15/28 .......................................... Switzerland 12,700,000 10,454,831
g
CVR Partners LP / CVR Nitrogen Finance Corp. , Senior Secured
Note , 144A, 6.125% , 6/15/28 ........................... United States 6,300,000 5,760,402
g
Diamond BC BV , Senior Note , 144A, 4.625% , 10/01/29 ......... United States 4,100,000 3,500,990
g
Element Solutions, Inc. , Senior Note , 144A, 3.875% , 9/01/28 ..... United States 13,500,000 11,750,062

Franklin High Income Trust
Schedule of Investments (unaudited)
Franklin High Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Chemicals (continued)
g
GPD Cos., Inc. , Senior Secured Note , 144A, 10.125% , 4/01/26 ... United States 19,500,000 $ 18,172,680
g
Ingevity Corp. , Senior Note , 144A, 3.875% , 11/01/28 ........... United States 9,000,000 7,797,195
e,g
Kobe US Midco 2, Inc. , Senior Note , 144A, PIK, 9.25% , 11/01/26 .. United States 4,800,000 3,960,000
g
Rain CII Carbon LLC / CII Carbon Corp. , Secured Note , 144A,
7.25% , 4/01/25 ..................................... United States 10,800,000 10,114,562
g
Vibrantz Technologies, Inc. , Senior Note , 144A, 9% , 2/15/30 ..... United States 11,800,000 8,613,658
95,472,408
Commercial Services & Supplies 1.8%
g
APX Group, Inc. , Senior Note , 144A, 5.75% , 7/15/29 ........... United States 15,300,000 12,503,883
g
Atlas LuxCo 4 SARL / Allied Universal Holdco LLC / Allied Universal
Finance Corp. , Senior Secured Note , 144A, 4.625% , 6/01/28 ... United States 2,600,000 2,182,401
g
Nielsen Finance LLC / Nielsen Finance Co. ,
Senior Bond, 144A, 4.75%, 7/15/31 ...................... United States 4,100,000 4,079,541
Senior Note, 144A, 4.5%, 7/15/29 ....................... United States 17,600,000 17,696,800
g
Prime Security Services Borrower LLC / Prime Finance, Inc. , Senior
Secured Note , 144A, 3.375% , 8/31/27 .................... United States 11,100,000 9,566,646
46,029,271
Communications Equipment 0.4%
g
CommScope Technologies LLC , Senior Note , 144A, 6% , 6/15/25 .. United States 1,635,000 1,487,801
g
CommScope, Inc. , Senior Note , 144A, 7.125% , 7/01/28 ......... United States 11,700,000 9,643,081
11,130,882
Construction & Engineering 0.5%
g
Arcosa, Inc. , Senior Note , 144A, 4.375% , 4/15/29 ............. United States 5,400,000 4,900,716
g
VM Consolidated, Inc. , Senior Note , 144A, 5.5% , 4/15/29 ....... United States 8,800,000 7,734,238
12,634,954
Consumer Finance 1.4%
OneMain Finance Corp. ,
Senior Bond, 5.375%, 11/15/29 ......................... United States 7,600,000 6,306,898
Senior Note, 6.625%, 1/15/28 .......................... United States 10,400,000 9,520,056
g
PRA Group, Inc. , Senior Note , 144A, 5% , 10/01/29 ............ United States 5,000,000 4,314,793
g
PROG Holdings, Inc. , Senior Note , 144A, 6% , 11/15/29 ......... United States 18,600,000 15,597,588
35,739,335
Containers & Packaging 4.4%
g
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. ,
Senior Note, 144A, 5.25%, 8/15/27 ...................... United States 8,100,000 5,869,906
Senior Secured Note, 144A, 5.25%, 4/30/25 ............... United States 11,400,000 10,796,150
g
Mauser Packaging Solutions Holding Co. ,
Senior Note, 144A, 7.25%, 4/15/25 ...................... United States 30,000,000 27,352,200
Senior Secured Note, 144A, 8.5%, 4/15/24 ................ United States 10,500,000 10,306,391
g
OI European Group BV , Senior Note , 144A, 4.75% , 2/15/30 ...... United States 9,800,000 7,948,192
g
Owens-Brockway Glass Container, Inc. ,
Senior Note, 144A, 5.875%, 8/15/23 ..................... United States 5,962,000 5,933,382
Senior Note, 144A, 6.625%, 5/13/27 ..................... United States 4,961,000 4,613,133
g
Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer,
Inc. , Senior Secured Note , 144A, 4.375% , 10/15/28 .......... United States 2,800,000 2,467,318
g
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer
LLC , Senior Secured Note , 144A, 4% , 10/15/27 ............. United States 22,800,000 19,933,014
g
Sealed Air Corp. , Senior Note , 144A, 4% , 12/01/27 ............ United States 13,200,000 12,034,638
g
Trivium Packaging Finance BV ,
Senior Note, 144A, 8.5%, 8/15/27 ....................... Netherlands 2,100,000 1,998,948

Franklin High Income Trust
Schedule of Investments (unaudited)
Franklin High Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Containers & Packaging (continued)
g
Trivium Packaging Finance BV, (continued)
Senior Secured Note, 144A, 5.5%, 8/15/26 ................ Netherlands 5,600,000 $ 5,380,536
114,633,808
Diversified Consumer Services 0.5%
Grand Canyon University , 5.125% , 10/01/28 .................
United States 14,300,000 13,287,748
Diversified Financial Services 1.7%
g
Jefferson Capital Holdings LLC , Senior Note , 144A, 6% , 8/15/26 .. United States 17,600,000 15,513,520
g
MPH Acquisition Holdings LLC , Senior Note , 144A, 5.75% , 11/01/28 United States 31,400,000 24,972,420
g
Oxford Finance LLC / Oxford Finance Co-Issuer II, Inc. , Senior Note ,
144A, 6.375% , 2/01/27 ................................ United States 3,400,000 3,274,557
43,760,497
Diversified Telecommunication Services 4.0%
g
Altice France Holding SA ,
Senior Note, 144A, 6%, 2/15/28 ........................ Luxembourg 8,100,000 5,505,489
Senior Secured Note, 144A, 10.5%, 5/15/27 ............... Luxembourg 22,400,000 19,353,923
g
Altice France SA , Senior Secured Note , 144A, 5.5% , 1/15/28 .... France 7,500,000 6,225,863
g
CCO Holdings LLC / CCO Holdings Capital Corp. ,
Senior Bond, 144A, 5.5%, 5/01/26 ....................... United States 2,400,000 2,379,048
Senior Bond, 144A, 5%, 2/01/28 ........................ United States 3,000,000 2,745,000
Senior Bond, 144A, 5.375%, 6/01/29 ..................... United States 10,900,000 9,970,230
Senior Bond, 144A, 4.5%, 8/15/30 ....................... United States 10,500,000 8,843,100
Senior Bond, 144A, 4.25%, 2/01/31 ...................... United States 3,400,000 2,778,480
Senior Note, 144A, 6.375%, 9/01/29 ..................... United States 8,000,000 7,780,000
g
DKT Finance ApS , Senior Secured Note , 144A, 9.375% , 6/17/23 .. Denmark 10,400,000 10,051,600
g
Iliad Holding SASU ,
Senior Secured Note, 144A, 6.5%, 10/15/26 ............... France 5,200,000 4,758,572
Senior Secured Note, 144A, 7%, 10/15/28 ................. France 10,400,000 9,428,224
g
Virgin Media Secured Finance plc , Senior Secured Bond , 144A,
4.5% , 8/15/30 ...................................... United Kingdom 18,500,000 15,437,325
105,256,854
Electric Utilities 1.0%
g
Vistra Operations Co. LLC ,
Senior Note, 144A, 5.625%, 2/15/27 ..................... United States 21,300,000 20,526,704
Senior Secured Note, 144A, 3.7%, 1/30/27 ................ United States 5,700,000 5,178,300
25,705,004
Electrical Equipment 1.1%
g
Sensata Technologies BV , Senior Note , 144A, 4% , 4/15/29 ...... United States 16,500,000 14,269,200
g
Vertiv Group Corp. , Senior Secured Note , 144A, 4.125% , 11/15/28 United States 16,400,000 14,206,336
28,475,536
Electronic Equipment, Instruments & Components 0.3%
g
TTM Technologies, Inc. , Senior Note , 144A, 4% , 3/01/29 ........ United States 9,300,000 8,057,217
Energy Equipment & Services 2.4%
g
CSI Compressco LP / CSI Compressco Finance, Inc. ,
e
Secured Note, 144A, PIK, 10%, 4/01/26 .................. United States 17,833,800 16,261,394
Senior Secured Note, 144A, 7.5%, 4/01/25 ................ United States 7,501,000 6,850,813
g
Nabors Industries Ltd. , Senior Note , 144A, 7.25% , 1/15/26 ...... United States 9,900,000 9,015,831
g
Nabors Industries, Inc. , Senior Note , 144A, 7.375% , 5/15/27 ..... United States 10,300,000 9,956,959
g
Weatherford International Ltd. ,
Senior Note, 144A, 11%, 12/01/24 ....................... United States 706,000 718,612
Senior Note, 144A, 8.625%, 4/30/30 ..................... United States 14,100,000 12,769,718

Franklin High Income Trust
Schedule of Investments (unaudited)
Franklin High Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Energy Equipment & Services (continued)
g
Weatherford International Ltd., (continued)
Senior Secured Note, 144A, 6.5%, 9/15/28 ................ United States 8,600,000 $ 8,118,185
63,691,512
Entertainment 1.6%
g
Banijay Entertainment SASU , Senior Secured Note , 144A, 5.375% ,
3/01/25 ........................................... France 21,900,000 20,677,479
Netflix, Inc. ,
g
Senior Bond, 144A, 5.375%, 11/15/29 .................... United States 3,600,000 3,552,300
Senior Bond, 4.375%, 11/15/26 ......................... United States 10,200,000 9,907,362
g
Senior Note, 144A, 3.625%, 6/15/25 ..................... United States 7,300,000 7,017,709
41,154,850
Equity Real Estate Investment Trusts (REITs) 3.2%
g
American Finance Trust, Inc. / American Finance Operating Partner
LP , Senior Note , 144A, 4.5% , 9/30/28 ..................... United States 10,200,000 8,197,485
g
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP ,
Senior Note , 144A, 3.75% , 12/15/27 ...................... United States 15,900,000 13,698,938
g
HAT Holdings I LLC / HAT Holdings II LLC , Senior Note , 144A, 6% ,
4/15/25 ........................................... United States 4,900,000 4,754,964
MPT Operating Partnership LP / MPT Finance Corp. ,
Senior Bond, 5.25%, 8/01/26 ........................... United States 14,400,000 13,775,515
Senior Bond, 3.5%, 3/15/31 ............................ United States 16,200,000 12,173,976
g
RHP Hotel Properties LP / RHP Finance Corp. , Senior Note , 144A,
4.5% , 2/15/29 ...................................... United States 10,000,000 8,649,927
SBA Communications Corp. , Senior Note , 3.875% , 2/15/27 ......
United States 3,200,000 2,919,238
g
VICI Properties LP / VICI Note Co., Inc. ,
Senior Note, 144A, 3.75%, 2/15/27 ...................... United States 8,000,000 7,244,559
Senior Note, 144A, 3.875%, 2/15/29 ..................... United States 7,000,000 6,235,268
g
XHR LP , Senior Secured Note , 144A, 4.875% , 6/01/29 ......... United States 7,300,000 6,450,583
84,100,453
Food Products 1.1%
B&G Foods, Inc. ,
Senior Note, 5.25%, 4/01/25 ........................... United States 9,100,000 8,109,110
Senior Note, 5.25%, 9/15/27 ........................... United States 6,800,000 5,678,000
g
Darling Ingredients, Inc. , Senior Note , 144A, 6% , 6/15/30 ....... United States 3,200,000 3,208,512
g
Pilgrim's Pride Corp. , Senior Bond , 144A, 3.5% , 3/01/32 ........ United States 3,600,000 2,926,944
g
Post Holdings, Inc. , Senior Bond , 144A, 5.5% , 12/15/29 ........ United States 8,600,000 7,890,586
27,813,152
Health Care Equipment & Supplies 1.0%
g
Garden Spinco Corp. , Senior Note , 144A, 8.625% , 7/20/30 ...... United States 9,000,000 9,599,265
g
Medline Borrower LP ,
Senior Note, 144A, 5.25%, 10/01/29 ..................... United States 10,300,000 8,668,892
Senior Secured Note, 144A, 3.875%, 4/01/29 .............. United States 8,200,000 6,959,750
25,227,907
Health Care Providers & Services 4.6%
Centene Corp. ,
Senior Bond, 2.5%, 3/01/31 ............................ United States 15,000,000 11,990,700
Senior Note, 4.25%, 12/15/27 .......................... United States 12,700,000 12,078,716
Senior Note, 4.625%, 12/15/29 ......................... United States 4,300,000 4,056,835
Senior Note, 2.625%, 8/01/31 .......................... United States 1,400,000 1,119,846

Franklin High Income Trust
Schedule of Investments (unaudited)
Franklin High Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Providers & Services (continued)
g
CHS/Community Health Systems, Inc. ,
Secured Note, 144A, 6.125%, 4/01/30 .................... United States 6,800,000 $ 4,224,228
Senior Secured Note, 144A, 8%, 3/15/26 .................. United States 5,000,000 4,681,250
Senior Secured Note, 144A, 5.625%, 3/15/27 .............. United States 5,900,000 5,014,351
Senior Secured Note, 144A, 8%, 12/15/27 ................. United States 1,200,000 1,043,640
Senior Secured Note, 144A, 6%, 1/15/29 .................. United States 6,000,000 4,933,708
Senior Secured Note, 144A, 5.25%, 5/15/30 ............... United States 6,500,000 4,931,972
g
DaVita, Inc. , Senior Note , 144A, 4.625% , 6/01/30 ............. United States 16,700,000 13,464,709
HCA, Inc. , Senior Note , 5.375% , 9/01/26 ....................
United States 4,600,000 4,618,446
g
ModivCare Escrow Issuer, Inc. , Senior Note , 144A, 5% , 10/01/29 . United States 8,500,000 7,507,017
g
Tenet Healthcare Corp. ,
Secured Note, 144A, 6.25%, 2/01/27 ..................... United States 14,500,000 13,999,750
Senior Secured Note, 144A, 4.875%, 1/01/26 .............. United States 5,000,000 4,756,375
Senior Secured Note, 144A, 4.25%, 6/01/29 ............... United States 8,500,000 7,344,765
Senior Secured Note, 144A, 6.125%, 6/15/30 .............. United States 14,600,000 14,034,980
119,801,288
Hotels, Restaurants & Leisure 6.8%
g
1011778 BC ULC / New Red Finance, Inc. , Secured Bond , 144A,
4% , 10/15/30 ....................................... Canada 12,700,000 10,322,814
b,g,h
24 Hour Fitness Worldwide, Inc. , Senior Note , 144A, 8% , 6/01/22 . United States 23,000,000 6,900
g
Boyne USA, Inc. , Senior Note , 144A, 4.75% , 5/15/29 ........... United States 8,600,000 7,663,780
g
Caesars Entertainment, Inc. , Senior Secured Note , 144A, 6.25% ,
7/01/25 ........................................... United States 15,600,000 15,252,120
g
Caesars Resort Collection LLC / CRC Finco, Inc. , Senior Secured
Note , 144A, 5.75% , 7/01/25 ............................ United States 7,000,000 6,868,820
g
Carnival Corp. ,
Senior Note, 144A, 7.625%, 3/01/26 ..................... United States 7,300,000 6,224,710
Senior Note, 144A, 5.75%, 3/01/27 ...................... United States 24,000,000 18,693,720
g
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. ,
Senior Note , 144A, 6.75% , 1/15/30 ....................... United States 10,600,000 8,662,320
g
International Game Technology plc , Senior Secured Note , 144A,
4.125% , 4/15/26 ..................................... United States 3,800,000 3,488,400
g
Motion Bondco DAC , Senior Note , 144A, 6.625% , 11/15/27 ...... United Kingdom 4,400,000 3,785,556
g
NCL Corp. Ltd. , Senior Note , 144A, 5.875% , 3/15/26 ........... United States 5,700,000 4,617,000
g
Papa John's International, Inc. , Senior Note , 144A, 3.875% , 9/15/29 United States 6,000,000 5,138,040
g
Premier Entertainment Sub LLC / Premier Entertainment Finance
Corp. ,
Senior Bond, 144A, 5.875%, 9/01/31 ..................... United States 9,000,000 6,302,880
Senior Note, 144A, 5.625%, 9/01/29 ..................... United States 10,000,000 7,401,000
g
Royal Caribbean Cruises Ltd. ,
Senior Note, 144A, 5.5%, 8/31/26 ....................... United States 11,200,000 8,967,728
Senior Note, 144A, 5.375%, 7/15/27 ..................... United States 5,800,000 4,497,898
Senior Note, 144A, 11.625%, 8/15/27 .................... United States 13,900,000 13,643,406
g
Six Flags Theme Parks, Inc. , Senior Secured Note , 144A, 7% ,
7/01/25 ........................................... United States 3,678,000 3,721,731
g
Station Casinos LLC , Senior Note , 144A, 4.5% , 2/15/28 ........ United States 9,800,000 8,456,297
g
Studio City Finance Ltd. , Senior Note , 144A, 5% , 1/15/29 ....... Macau 21,500,000 11,213,110
g
Wynn Macau Ltd. , Senior Note , 144A, 5.625% , 8/26/28 ......... Macau 8,700,000 6,103,224
g
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. , Senior
Note , 144A, 7.75% , 4/15/25 ............................ United States 15,200,000 15,175,224
176,206,678
Household Durables 1.4%
g
Ashton Woods USA LLC / Ashton Woods Finance Co. ,
Senior Note, 144A, 4.625%, 8/01/29 ..................... United States 13,000,000 10,220,258
Senior Note, 144A, 4.625%, 4/01/30 ..................... United States 8,000,000 6,321,766

Franklin High Income Trust
Schedule of Investments (unaudited)
Franklin High Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Household Durables (continued)
KB Home , Senior Note , 7.25% , 7/15/30 .....................
United States 9,000,000 $ 8,656,875
M/I Homes, Inc. , Senior Note , 3.95% , 2/15/30 ................
United States 12,600,000 10,148,549
35,347,448
Independent Power and Renewable Electricity Producers 3.5%
g
Calpine Corp. ,
Senior Note, 144A, 5.125%, 3/15/28 ..................... United States 12,900,000 11,478,825
Senior Secured Note, 144A, 4.5%, 2/15/28 ................ United States 12,200,000 11,176,603
g
Clearway Energy Operating LLC ,
Senior Bond, 144A, 3.75%, 1/15/32 ...................... United States 8,800,000 7,332,551
Senior Note, 144A, 4.75%, 3/15/28 ...................... United States 10,000,000 9,381,250
Senior Note, 144A, 3.75%, 2/15/31 ...................... United States 7,000,000 5,857,062
g
InterGen NV , Senior Secured Bond , 144A, 7% , 6/30/23 ......... Netherlands 24,800,000 23,663,168
h
Talen Energy Supply LLC , Senior Note , 6.5% , 6/01/25 .......... United States 24,950,000 22,501,781
91,391,240
Insurance 0.3%
g
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer , Senior
Note , 144A, 6.75% , 10/15/27 ........................... United States 6,900,000 6,279,276
CNO Financial Group, Inc. , Senior Note , 5.25% , 5/30/29 ........
United States 2,100,000 2,034,123
8,313,399
Interactive Media & Services 0.2%
g
ZipRecruiter, Inc. , Senior Note , 144A, 5% , 1/15/30 ............. United States 7,400,000 6,150,325
Internet & Direct Marketing Retail 0.5%
g
Match Group Holdings II LLC ,
Senior Note, 144A, 4.625%, 6/01/28 ..................... United States 10,400,000 9,272,848
Senior Note, 144A, 3.625%, 10/01/31 .................... United States 3,300,000 2,585,792
11,858,640
IT Services 2.1%
g
Cablevision Lightpath LLC , Senior Secured Note , 144A, 3.875% ,
9/15/27 ........................................... United States 8,500,000 7,429,850
g
Cogent Communications Group, Inc. ,
Senior Note, 144A, 7%, 6/15/27 ........................ United States 10,000,000 9,568,809
Senior Secured Note, 144A, 3.5%, 5/01/26 ................ United States 7,200,000 6,494,830
g
Gartner, Inc. ,
Senior Note, 144A, 4.5%, 7/01/28 ....................... United States 9,300,000 8,600,872
Senior Note, 144A, 3.625%, 6/15/29 ..................... United States 4,400,000 3,789,874
Senior Note, 144A, 3.75%, 10/01/30 ..................... United States 6,000,000 5,153,340
g
Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc. , Senior
Note , 144A, 6% , 2/15/28 .............................. United States 4,500,000 3,518,658
g
Presidio Holdings, Inc. ,
Senior Note, 144A, 8.25%, 2/01/28 ...................... United States 3,700,000 3,345,819
Senior Secured Note, 144A, 4.875%, 2/01/27 .............. United States 7,500,000 7,028,437
54,930,489
Life Sciences Tools & Services 0.1%
g
Charles River Laboratories International, Inc. , Senior Note , 144A,
3.75% , 3/15/29 ..................................... United States 2,400,000 2,072,244
Machinery 0.6%
g
Manitowoc Co., Inc. (The) , Secured Note , 144A, 9% , 4/01/26 .... United States 17,100,000 16,277,095

Franklin High Income Trust
Schedule of Investments (unaudited)
Franklin High Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Media 5.2%
g
Clear Channel International BV , Senior Secured Note , 144A,
6.625% , 8/01/25 ..................................... United Kingdom 3,000,000 $ 2,841,374
g
Clear Channel Outdoor Holdings, Inc. ,
Senior Note, 144A, 7.75%, 4/15/28 ...................... United States 5,700,000 4,646,640
Senior Note, 144A, 7.5%, 6/01/29 ....................... United States 7,800,000 6,280,560
Senior Secured Note, 144A, 5.125%, 8/15/27 .............. United States 7,600,000 6,816,364
CSC Holdings LLC , Senior Bond , 5.25% , 6/01/24 .............
United States 21,000,000 20,499,780
g
Diamond Sports Group LLC / Diamond Sports Finance Co. ,
Senior Note, 144A, 6.625%, 8/15/27 ..................... United States 11,300,000 1,059,488
Senior Secured Note, 144A, 5.375%, 8/15/26 .............. United States 13,300,000 2,543,625
g
Directv Financing LLC / Directv Financing Co-Obligor, Inc. , Senior
Secured Note , 144A, 5.875% , 8/15/27 .................... United States 10,400,000 9,530,352
DISH DBS Corp. ,
Senior Note, 5.875%, 11/15/24 ......................... United States 9,700,000 8,790,237
g
Senior Secured Note, 144A, 5.75%, 12/01/28 .............. United States 10,000,000 7,697,418
g
LCPR Senior Secured Financing DAC , Senior Secured Note , 144A,
6.75% , 10/15/27 ..................................... United States 8,990,000 8,500,045
g
News Corp. , Senior Note , 144A, 3.875% , 5/15/29 ............. United States 4,400,000 3,836,558
g
Outfront Media Capital LLC / Outfront Media Capital Corp. , Senior
Note , 144A, 4.25% , 1/15/29 ............................ United States 8,000,000 6,689,268
g
Sinclair Television Group, Inc. , Senior Bond , 144A, 5.5% , 3/01/30 . United States 13,500,000 10,600,694
g
Sirius XM Radio, Inc. , Senior Note , 144A, 4% , 7/15/28 ......... United States 12,600,000 10,993,500
g
Univision Communications, Inc. ,
Senior Secured Note, 144A, 5.125%, 2/15/25 .............. United States 13,500,000 13,057,200
Senior Secured Note, 144A, 4.5%, 5/01/29 ................ United States 7,900,000 6,924,350
Senior Secured Note, 144A, 7.375%, 6/30/30 .............. United States 5,000,000 4,968,750
136,276,203
Metals & Mining 1.6%
g
Constellium SE , Senior Note , 144A, 3.75% , 4/15/29 ........... United States 16,000,000 13,263,600
g
FMG Resources August 2006 Pty. Ltd. , Senior Bond , 144A, 4.375% ,
4/01/31 ........................................... Australia 9,500,000 7,761,025
g
Novelis Corp. ,
Senior Bond, 144A, 4.75%, 1/30/30 ...................... United States 7,700,000 6,708,240
Senior Bond, 144A, 3.875%, 8/15/31 ..................... United States 2,200,000 1,779,558
Senior Note, 144A, 3.25%, 11/15/26 ..................... United States 1,600,000 1,427,032
g
SunCoke Energy, Inc. , Senior Secured Note , 144A, 4.875% , 6/30/29 United States 12,600,000 10,472,805
41,412,260
Mortgage Real Estate Investment Trusts (REITs) 0.6%
g
Apollo Commercial Real Estate Finance, Inc. , Senior Secured Note ,
144A, 4.625% , 6/15/29 ................................ United States 20,700,000 16,794,427
Oil, Gas & Consumable Fuels 13.0%
g
Antero Resources Corp. ,
Senior Note, 144A, 7.625%, 2/01/29 ..................... United States 4,422,000 4,503,365
Senior Note, 144A, 5.375%, 3/01/30 ..................... United States 4,300,000 4,052,965
g
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note , 144A, 8.125% , 1/15/27 ...................... United States 17,000,000 16,400,055
Cheniere Energy Partners LP ,
Senior Note, 4.5%, 10/01/29 ........................... United States 12,000,000 11,066,400
Senior Note, 4%, 3/01/31 ............................. United States 28,000,000 24,571,820
Cheniere Energy, Inc. , Senior Note , 4.625% , 10/15/28 ..........
United States 9,300,000 8,974,500
g
Chesapeake Energy Corp. ,
Senior Note, 144A, 5.5%, 2/01/26 ....................... United States 2,000,000 1,930,080
Senior Note, 144A, 6.75%, 4/15/29 ...................... United States 13,300,000 13,008,522

Franklin High Income Trust
Schedule of Investments (unaudited)
Franklin High Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
Crestwood Midstream Partners LP / Crestwood Midstream Finance
Corp. ,
g
Senior Note, 144A, 6%, 2/01/29 ........................ United States 13,700,000 $ 12,678,049
g
Senior Note, 144A, 8%, 4/01/29 ........................ United States 6,000,000 5,956,779
Senior Note, 5.75%, 4/01/25 ........................... United States 14,000,000 13,512,660
g
CrownRock LP / CrownRock Finance, Inc. , Senior Note , 144A, 5% ,
5/01/29 ........................................... United States 5,100,000 4,691,859
g
DT Midstream, Inc. ,
Senior Bond, 144A, 4.375%, 6/15/31 ..................... United States 3,900,000 3,341,344
Senior Note, 144A, 4.125%, 6/15/29 ..................... United States 10,800,000 9,502,920
g
Earthstone Energy Holdings LLC , Senior Note , 144A, 8% , 4/15/27 . United States 6,500,000 6,341,205
g
Endeavor Energy Resources LP / EER Finance, Inc. , Senior Bond ,
144A, 5.75% , 1/30/28 ................................. United States 7,600,000 7,510,320
EnLink Midstream LLC ,
Senior Bond, 5.375%, 6/01/29 .......................... United States 2,100,000 1,965,621
g
Senior Note, 144A, 5.625%, 1/15/28 ..................... United States 4,400,000 4,233,680
g
Senior Note, 144A, 6.5%, 9/01/30 ....................... United States 12,200,000 12,152,176
g
EQM Midstream Partners LP , Senior Note , 144A, 7.5% , 6/01/27 .. United States 1,900,000 1,881,085
g
EQT Corp. , Senior Note , 144A, 3.125% , 5/15/26 .............. United States 2,500,000 2,355,846
g
Harbour Energy plc , Senior Note , 144A, 5.5% , 10/15/26 ........ United Kingdom 14,800,000 13,706,058
g
Hilcorp Energy I LP / Hilcorp Finance Co. ,
Senior Bond, 144A, 6%, 2/01/31 ........................ United States 5,000,000 4,539,376
Senior Bond, 144A, 6.25%, 4/15/32 ...................... United States 4,300,000 3,860,115
Senior Note, 144A, 5.75%, 2/01/29 ...................... United States 7,600,000 6,929,062
Senior Note, 144A, 6%, 4/15/30 ........................ United States 4,000,000 3,687,960
g
Kinetik Holdings LP , Senior Note , 144A, 5.875% , 6/15/30 ........ United States 12,200,000 11,620,805
g
Martin Midstream Partners LP / Martin Midstream Finance Corp. ,
Secured Note, 144A, 10%, 2/29/24 ...................... United States 3,522,014 3,544,608
Secured Note, 144A, 11.5%, 2/28/25 ..................... United States 28,805,087 28,217,300
e,g,h
Murray Energy Corp. , Secured Note , 144A, PIK, 12% , 4/15/24 ... United States 18,564,500 94,679
Occidental Petroleum Corp. ,
Senior Bond, 6.45%, 9/15/36 ........................... United States 15,200,000 16,263,544
Senior Note, 8.875%, 7/15/30 .......................... United States 17,500,000 20,467,913
Senior Note, 6.625%, 9/01/30 .......................... United States 5,600,000 5,990,320
Senior Note, 6.125%, 1/01/31 .......................... United States 5,900,000 6,140,065
Sunoco LP / Sunoco Finance Corp. ,
Senior Note, 6%, 4/15/27 ............................. United States 12,600,000 12,203,989
Senior Note, 4.5%, 5/15/29 ............................ United States 4,600,000 3,916,159
Senior Note, 4.5%, 4/30/30 ............................ United States 10,000,000 8,546,250
g
Venture Global Calcasieu Pass LLC ,
Senior Secured Bond, 144A, 4.125%, 8/15/31 .............. United States 5,900,000 5,129,056
Senior Secured Note, 144A, 3.875%, 8/15/29 .............. United States 5,900,000 5,156,010
g
Viper Energy Partners LP , Senior Note , 144A, 5.375% , 11/01/27 .. United States 8,200,000 7,863,718
338,508,238
Paper & Forest Products 0.2%
g
Glatfelter Corp. , Senior Note , 144A, 4.75% , 11/15/29 ........... United States 8,200,000 5,095,029
Personal Products 0.2%
g
Prestige Brands, Inc. , Senior Note , 144A, 5.125% , 1/15/28 ...... United States 5,300,000 4,895,954
Pharmaceuticals 2.8%
g
Bausch Health Americas, Inc. , Senior Note , 144A, 9.25% , 4/01/26 . United States 22,700,000 13,657,455
g
Bausch Health Cos., Inc. ,
Senior Bond, 144A, 5.25%, 2/15/31 ...................... United States 7,100,000 2,740,422
Senior Secured Note, 144A, 6.125%, 2/01/27 .............. United States 3,100,000 2,298,139
Senior Secured Note, 144A, 4.875%, 6/01/28 .............. United States 9,800,000 6,786,696

Franklin High Income Trust
Schedule of Investments (unaudited)
Franklin High Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Pharmaceuticals (continued)
g,h
Endo Dac / Endo Finance LLC / Endo Finco, Inc. ,
Secured Note, 144A, 9.5%, 7/31/27 ...................... United States 7,104,000 $ 1,891,129
Senior Note, 144A, 6%, 6/30/28 ........................ United States 4,473,000 257,198
g,h
Endo Luxembourg Finance Co. I SARL / Endo US, Inc. , Senior
Secured Note , 144A, 6.125% , 4/01/29 .................... United States 4,700,000 4,036,806
g
Organon & Co. / Organon Foreign Debt Co-Issuer BV , Senior
Secured Note , 144A, 4.125% , 4/30/28 .................... United States 19,000,000 17,073,305
g,h
Par Pharmaceutical, Inc. , Senior Secured Note , 144A, 7.5% , 4/01/27 United States 4,273,000 3,637,306
Teva Pharmaceutical Finance Netherlands III BV ,
Senior Note, 7.125%, 1/31/25 .......................... Israel 9,300,000 9,219,416
Senior Note, 4.75%, 5/09/27 ........................... Israel 10,600,000 9,284,895
Senior Note, 5.125%, 5/09/29 .......................... Israel 900,000 788,160
71,670,927
Real Estate Management & Development 1.5%
g
Five Point Operating Co. LP / Five Point Capital Corp. , Senior Note ,
144A, 7.875% , 11/15/25 ............................... United States 19,900,000 17,405,390
g
Forestar Group, Inc. , Senior Note , 144A, 3.85% , 5/15/26 ........ United States 11,000,000 9,362,485
g
Howard Hughes Corp. (The) ,
Senior Note, 144A, 5.375%, 8/01/28 ..................... United States 9,200,000 8,201,432
Senior Note, 144A, 4.125%, 2/01/29 ..................... United States 5,700,000 4,712,765
39,682,072
Road & Rail 0.8%
g
First Student Bidco, Inc. / First Transit Parent, Inc. , Senior Secured
Note , 144A, 4% , 7/31/29 .............................. United States 17,600,000 15,217,400
g
Williams Scotsman International, Inc. , Senior Secured Note , 144A,
4.625% , 8/15/28 ..................................... United States 5,000,000 4,501,650
19,719,050
Software 1.4%
g
Camelot Finance SA , Senior Secured Note , 144A, 4.5% , 11/01/26 . United States 14,600,000 13,599,608
g
Condor Merger Sub, Inc. , Senior Note , 144A, 7.375% , 2/15/30 ... United States 9,400,000 7,859,810
g
Rocket Software, Inc. , Senior Note , 144A, 6.5% , 2/15/29 ........ United States 18,500,000 14,271,270
35,730,688
Specialty Retail 2.0%
g
Bath & Body Works, Inc. , Senior Note , 144A, 6.625% , 10/01/30 ... United States 8,700,000 7,914,390
g
Gap, Inc. (The) , Senior Note , 144A, 3.625% , 10/01/29 .......... United States 12,800,000 8,934,080
g
Lithia Motors, Inc. ,
Senior Bond, 144A, 4.375%, 1/15/31 ..................... United States 8,600,000 7,579,911
Senior Note, 144A, 4.625%, 12/15/27 .................... United States 8,600,000 7,976,328
Senior Note, 144A, 3.875%, 6/01/29 ..................... United States 1,500,000 1,268,633
g
Michaels Cos., Inc. (The) ,
Senior Note, 144A, 7.875%, 5/01/29 ..................... United States 15,600,000 10,397,790
Senior Secured Note, 144A, 5.25%, 5/01/28 ............... United States 4,200,000 3,227,070
i
Party City Holdings, Inc. , Senior Secured Note , FRN , 5.75% ,
( 6-month USD LIBOR + 5% ), 7/15/25 ..................... United States 1,851,810 1,192,510
g
Victoria's Secret & Co. , Senior Note , 144A, 4.625% , 7/15/29 ..... United States 5,300,000 4,209,101
52,699,813
Textiles, Apparel & Luxury Goods 0.2%
g
Kontoor Brands, Inc. , Senior Note , 144A, 4.125% , 11/15/29 ...... United States 6,300,000 5,399,494
Thrifts & Mortgage Finance 1.3%
g
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance
Corp. , Senior Note , 144A, 4.75% , 6/15/29 ................. United States 5,700,000 4,837,753

Franklin High Income Trust
Schedule of Investments (unaudited)
Franklin High Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Thrifts & Mortgage Finance (continued)
MGIC Investment Corp. , Senior Note , 5.25% , 8/15/28 ..........
United States 8,400,000 $ 7,847,070
Radian Group, Inc. , Senior Note , 6.625% , 3/15/25 .............
United States 14,900,000 14,939,038
g
United Wholesale Mortgage LLC , Senior Note , 144A, 5.5% , 11/15/25 United States 7,100,000 6,276,933
33,900,794
Trading Companies & Distributors 1.4%
g
Ahern Rentals, Inc. , Secured Note , 144A, 7.375% , 5/15/23 ...... United States 13,500,000 10,315,350
g
H&E Equipment Services, Inc. , Senior Note , 144A, 3.875% , 12/15/28 United States 10,900,000 9,222,926
g
Herc Holdings, Inc. , Senior Note , 144A, 5.5% , 7/15/27 .......... United States 13,300,000 12,581,009
g
WESCO Distribution, Inc. , Senior Note , 144A, 7.25% , 6/15/28 .... United States 4,600,000 4,643,792
36,763,077
Wireless Telecommunication Services 0.9%
Hughes Satellite Systems Corp. , Senior Note , 6.625% , 8/01/26 ...
United States 2,950,000 2,796,276
T-Mobile USA, Inc. ,
Senior Bond, 2.875%, 2/15/31 .......................... United States 9,200,000 7,789,548
Senior Bond, 3.5%, 4/15/31 ............................ United States 5,000,000 4,434,837
Senior Note, 2.625%, 2/15/29 .......................... United States 9,200,000 7,945,928
22,966,589
Total Corporate Bonds (Cost $2,760,019,343) ...................................
2,373,905,024
Senior Floating Rate Interests 2.6%
j
Chemicals 1.1%
Hexion Holdings Corp. ,
First Lien, Initial CME Term Loan, 7.413%, (3-month SOFR +
4.5%), 3/15/29 ...................................... United States 8,700,000 8,080,125
Second Lien, Initial CME Term Loan, 9.834%, (1-month SOFR +
7.438%), 3/15/30 .................................... United States 9,279,070 8,119,186
PMHC II, Inc. , Initial CME Term Loan, B , 6.977% , ( 3-month SOFR +
4.25% ), 4/23/29 ..................................... United States 13,100,000 11,780,961
27,980,272
a a a a a a
Health Care Technology 0.4%
j
athenahealth Group, Inc. , Initial CME Term Loan , 5.8% , ( 1-month
SOFR + 3.5% ), 2/15/29 ............................... United States 11,201,449 10,749,415
Hotels, Restaurants & Leisure 0.5%
j
Fertitta Entertainment LLC , Initial CME Term Loan, B , 6.459% ,
( 1-month SOFR + 4% ), 1/27/29 ......................... United States 13,067,250 12,594,411
j
Media 0.2%
Clear Channel Outdoor Holdings, Inc. , Term Loan, B , 6.305% , ( 1M
USD LIBOR + 3.5% ), 8/21/26 ........................... United States 2,961,929 2,750,892
Diamond Sports Group LLC , First Lien, CME Term Loan , 10.387% ,
( 1-month SOFR + 8% ), 5/25/26 ......................... United States 2,657,578 2,518,055
5,268,947
a a a a a a
Software 0.4%
j
McAfee Corp. , CME Term Loan, B1 , 6.362% , ( 1-month SOFR + 4% ),
3/01/29 ........................................... United States 10,400,000 9,899,500
Total Senior Floating Rate Interests (Cost $70,446,674) ..........................
66,492,545

Franklin High Income Trust
Schedule of Investments (unaudited)
Franklin High Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

See Abbreviations on page 17 .
a a
Country Shares
a
Value
a a a a a a
Escrows and Litigation Trusts 0.2%
a
Chesapeake Energy Corp., Escrow Account ................. United States 13,700,000 $ 407,575
g
Chesapeake Energy Corp., Escrow Account, 144A ............ United States 5,000,000 4,779,875
Total Escrows and Litigation Trusts (Cost $5,450,960) ...........................
5,187,450
Total Long Term Investments (Cost $2,903,564,100) .............................
2,463,097,321
a
Short Term Investments 3.7%
a a
Country Shares
a
Value
a a a
Money Market Funds 3.7%
k,l
Institutional Fiduciary Trust - Money Market Portfolio, 1.864% .... United States 97,081,442 97,081,442
Total Money Market Funds (Cost $97,081,442) ..................................
97,081,442
Total Short Term Investments (Cost $97,081,442 ) ................................
97,081,442
a
Total Investments (Cost $3,000,645,542) 98.6% ..................................
$2,560,178,763
Other Assets, less Liabilities 1.4% .............................................
35,792,590
Net Assets 100.0% ...........................................................
$2,595,971,353
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
c
A portion or all of the security is on loan at August 31, 2022.
d
See Note 3 regarding restricted securities.
e
Income may be received in additional securities and/or cash.
f
Perpetual security with no stated maturity date.
g
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2022, the aggregate value of these securities was $1,953,138,498, representing 75.2% of net assets.
h
Defaulted security or security for which income has been deemed uncollectible.
i
The coupon rate shown represents the rate at period end.
j
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
k
See Note 5 regarding investments in affiliated management investment companies.
l
The rate shown is the annualized seven-day effective yield at period end.

Franklin High Income Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
1. Organization
Franklin High Income Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one fund, Franklin High Income Fund (Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV. Investments in repurchase agreements are valued at cost, which approximates fair value.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Franklin High Income Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
3. Restricted Securities
At August 31, 2022, investments in restricted securities, excluding securities exempt from registration under the Securities Act of 1933, were as follows:
4. Unfunded Loan Commitments
The Fund enters into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily. Funded portions of credit agreements are presented in the Schedule of Investments.
At August 31, 2022, unfunded commitments were as follows:
5. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended August 31,
2022, the Fund held investments in affiliated management investment companies as follows:
6. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
Shares Issuer
Acquisition
Date Cost Value
Franklin High Income Fund
46,695,277 Nine Point Energy LLC ........................ 7/15/14 - 3/24/17 $ 26,331,865 $ —
149,317 Riviera Resources, Inc. ....................... 8/08/18 2,224,823 —
Total Restricted Securities (Value is —% of Net Assets) .............. $28,556,688 $—
Borrower Unfunded Commitment
Franklin High Income Fund
athenahealth Group, Inc. $ 1,898,551
$ 1,898,551
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin High Income Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 1.864% $ 165,462,540 $ 169,873,390 $ (238,254,488) $ — $ — $ 97,081,442 97,081,442 $ 646,014
Total Affiliated Securities ... $165,462,540 $169,873,390 $(238,254,488) $— $— $97,081,442 $646,014

Franklin High Income Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of August 31, 2022, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin High Income Fund
Assets:
Investments in Securities:
Common Stocks :
Machinery ............................ $ — $ 14,767,326 $ — $ 14,767,326
Oil, Gas & Consumable Fuels ............. 827,339 — —
a
827,339
Warrants :
Metals & Mining ....................... 633,453 — — 633,453
Oil, Gas & Consumable Fuels ............. 1,105,341 — —
a
1,105,341
Convertible Bonds ....................... — 178,843 — 178,843
Corporate Bonds :
Airlines .............................. — 35,051,670 — 35,051,670
Auto Components ...................... — 45,957,436 — 45,957,436
Automobiles .......................... — 17,569,489 — 17,569,489
Banks ............................... — 14,708,250 — 14,708,250
Beverages ........................... — 9,850,164 — 9,850,164
Biotechnology ......................... — 12,474,865 — 12,474,865
Building Products ...................... — 67,081,988 — 67,081,988
Capital Markets ........................ — 5,176,313 — 5,176,313
Chemicals ........................... — 95,472,408 — 95,472,408
Commercial Services & Supplies ........... — 46,029,271 — 46,029,271
Communications Equipment .............. — 11,130,882 — 11,130,882
Construction & Engineering ............... — 12,634,954 — 12,634,954
Consumer Finance ..................... — 35,739,335 — 35,739,335
Containers & Packaging ................. — 114,633,808 — 114,633,808
Diversified Consumer Services ............ — 13,287,748 — 13,287,748
Diversified Financial Services ............. — 43,760,497 — 43,760,497
Diversified Telecommunication Services ..... — 105,256,854 — 105,256,854
Electric Utilities ........................ — 25,705,004 — 25,705,004
Electrical Equipment .................... — 28,475,536 — 28,475,536
Electronic Equipment, Instruments &
Components ........................ — 8,057,217 — 8,057,217
Energy Equipment & Services ............. — 63,691,512 — 63,691,512
Entertainment ......................... — 41,154,850 — 41,154,850
Equity Real Estate Investment Trusts (REITs) . — 84,100,453 — 84,100,453
Food Products ........................ — 27,813,152 — 27,813,152
Health Care Equipment & Supplies ......... — 25,227,907 — 25,227,907
Health Care Providers & Services .......... — 119,801,288 — 119,801,288
Hotels, Restaurants & Leisure ............. — 176,199,778 6,900 176,206,678
Household Durables .................... — 35,347,448 — 35,347,448
Independent Power and Renewable Electricity
Producers .......................... — 91,391,240 — 91,391,240
Insurance ............................ — 8,313,399 — 8,313,399
Interactive Media & Services .............. — 6,150,325 — 6,150,325
Internet & Direct Marketing Retail .......... — 11,858,640 — 11,858,640
IT Services ........................... — 54,930,489 — 54,930,489
6. Fair Value Measurements
(continued)

Franklin High Income Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
Abbreviations
Level 1 Level 2 Level 3 Total
Franklin High Income Fund (continued)
Assets: (continued)
Investments in Securities:
Corporate Bonds:
Life Sciences Tools & Services ............ $ — $ 2,072,244 $ — $ 2,072,244
Machinery ............................ — 16,277,095 — 16,277,095
Media ............................... — 136,276,203 — 136,276,203
Metals & Mining ....................... — 41,412,260 — 41,412,260
Mortgage Real Estate Investment Trusts
(REITs) ............................ — 16,794,427 — 16,794,427
Oil, Gas & Consumable Fuels ............. — 338,508,238 — 338,508,238
Paper & Forest Products ................. — 5,095,029 — 5,095,029
Personal Products ..................... — 4,895,954 — 4,895,954
Pharmaceuticals ....................... — 71,670,927 — 71,670,927
Real Estate Management & Development .... — 39,682,072 — 39,682,072
Road & Rail .......................... — 19,719,050 — 19,719,050
Software ............................. — 35,730,688 — 35,730,688
Specialty Retail ........................ — 52,699,813 — 52,699,813
Textiles, Apparel & Luxury Goods .......... — 5,399,494 — 5,399,494
Thrifts & Mortgage Finance ............... — 33,900,794 — 33,900,794
Trading Companies & Distributors .......... — 36,763,077 — 36,763,077
Wireless Telecommunication Services ....... — 22,966,589 — 22,966,589
Senior Floating Rate Interests ............... — 66,492,545 — 66,492,545
Escrows and Litigation Trusts ............... — 5,187,450 — 5,187,450
Short Term Investments ................... 97,081,442 — — 97,081,442
Total Investments in Securities ........... $99,647,575 $2,460,524,288 $6,900 $2,560,178,763
Liabilities:
Other Financial Instruments:
Unfunded Loan Commitments ............... $ — $ 76,616 $ — $ 76,616
Total Other Financial Instruments ......... $— $76,616 $— $76,616
a
Includes securities determined to have no value at August 31, 2022.
Cu r rency
USD
United States Dollar
Selected Portfolio
FRN
Floating Rate Note
LIBOR
London Inter-Bank Offered Rate
PIK
Payment-In-Kind
SOFR
Secured Overnight Financing Rate
6. Fair Value Measurements
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.